INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.                                      INTANGIBLE ASSETS, NET

As of December 31, 2011 and 2012, the Group had the following amounts related to the intangible assets:

	Weighted	December 31, 2011				December 31, 2012
	average		Accumulated	Impairment	Net Carrying		Accumulated	Impairment	Net Carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values
Customer base	5 years	$12,899,107	$(6,635,203)	$(5,366,440)	$897,464	$13,003,920	$(6,850,171)	$(6,153,749)	$—
Non-compete agreements	10 years	4,141,808	(1,132,013)	(2,550,882)	458,913	4,175,461	(1,093,080)	(3,082,381)	—
Patents	10 years	252,507	(63,264)	—	189,243	270,429	(86,457)	—	183,972
Trademark	10 years	138,533	(27,707)	—	110,826	232,853	(50,134)	—	182,719
Concession contracts	9 years	97,445,016	(16,597,474)	(42,966,808)	37,880,734	98,236,816	(19,098,460)	(79,138,356)	—
Technology	9 years	362,074	(42,896)	(319,178)	—	365,016	(40,557)	(324,459)	—
		$115,239,045	$(24,498,557)	$(51,203,308)	$39,537,180	$116,284,495	$(27,218,859)	$(88,698,945)	$366,691

The Company estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method.  The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates.  For the year ended December 31, 2012, the Group recorded an impairment loss of $36,449,082 on its intangible assets due to poorer than expected performance of the Group in 2012 as detailed in Note 7.

No impairment loss on intangible assets was recorded during the year ended December 31, 2011.

The Group recorded amortization expense as follows:

	December 31,
	2010	2011	2012
Cost of revenue	$10,184,158	$5,322,301	$2,727,084
Selling and marketing expense	1,846,770	740,238	379,008
General and administrative expense	33,805	35,647	45,642
	$12,064,733	$6,098,186	$3,151,734